Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 627	$ 652
Short-term investments	29	1,200
Short-term restricted cash and investments	657	329
Customer accounts receivable, net of allowance for doubtful accounts of $1 at December 31, 2013 and 2012	700	508
Deposits Assets	51,169	47,458
Prepaid expenses and other current assets	131	85
Total current assets	53,313	50,232
Property and equipment, net	1,037	874
Other noncurrent assets:
Goodwill	12,079	8,535
Other intangible assets, net	10,758	7,780
Long-term restricted cash	263	297
Long-term investments	299	379
Other noncurrent assets	23,637	17,148
Other noncurrent assets	238	157
Total assets	77,987	68,254
Current liabilities:
Accounts payable and accrued liabilities	398	409
Section 31 Fees Payable, Current	116	137
Accrued salaries and benefits	215	205
Deferred Revenue, Current	98	69
Current portion of long-term debt	2,591	2,042
Deposit Liability, Current	51,169	47,458
Other current liabilities	156	116
Total current liabilities	54,743	50,436
Non-current liabilities:
Noncurrent deferred tax liability, net	2,837	2,028
Long-term debt	4,717	2,235
Accrued employee benefits	478	516
Long-term debt	7,308
Other noncurrent liabilities	337	482
Total noncurrent liabilities	8,369	5,261
Total liabilities	63,112	55,697
Redeemable non-controlling interest	$ 35	$ 165
Commitments and contingencies
IntercontinentalExchange Group, Inc. shareholders’ equity:
Preferred stock, $0.01 par value; 100 shares authorized; no shares issued or outstanding at December 31, 2013 and 2012	$ 0	$ 0
Common stock, $0.01 par value; 500 shares authorized; 115 and 80 shares issued at December 31, 2013 and 2012, respectively; 115 and 73 shares outstanding at December 31, 2013 and 2012, respectively	1	1
Treasury stock, at cost; 0 and 7 shares at December 31, 2013 and 2012, respectively	(1,448)	(743)
Additional paid-in capital	12,295	9,938
Retained earnings	4,148	3,210
Accumulated other comprehensive loss	(188)	(46)
Total IntercontinentalExchange Group, Inc. shareholders’ equity	14,808	12,360
Non-controlling interest in consolidated subsidiaries	32	32
Total equity	14,840	12,392
Total liabilities and equity	$ 77,987	$ 68,254